Segment Information - Armada - Annual - Summary of Company's Performance and Making Key Decision Regarding Resource Allocation (Detail) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	May 22, 2025
Segment Reporting [Line Items]
General administrative costs			$ 1,115,340	$ 1,447,627
Armada Acquisition Corp. II
Segment Reporting [Line Items]
Cash	$ 54,503			54,503	$ 54,503		$ 361,105
Cash and marketable securities held in Trust Account	241,164,305			241,164,305	241,164,305		234,628,166	$ 231,150,000
General administrative costs	503,862	$ 95,799			4,383,259	$ 142,289	1,706,183
Interest earned on cash and marketable securities held in Trust Account	2,129,189	982,945			6,536,139	982,945	3,478,166
Other operating segment | Armada Acquisition Corp. II
Segment Reporting [Line Items]
Cash	54,503			54,503	54,503		361,105
Cash and marketable securities held in Trust Account	241,164,305			241,164,305	$ 241,164,305		234,628,166
General administrative costs	503,862	95,799		4,383,259		142,289	1,706,183
Interest earned on cash and marketable securities held in Trust Account	$ 2,129,189	$ 982,945		$ 6,536,139		$ 982,945	$ 3,478,166